INCOME TAXES - Schedule of reconciliation of income taxes calculated at the statutory rate to the actual income tax position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of income taxes calculated at the statutory rate to the actual income tax provision
Income tax expense (recovery) at Canadian statutory income tax rates of 26.99% (2018 - 26.99%; 2017 - 26.01%)	$ (16,080)	$ (6,330)	$ 1,979
Federal statutory income tax rate, percent	26.99%	26.99%	26.01%
Increase (decrease) in income taxes for:
Permanent and other differences	$ (1,363)	$ 2,173	$ (1,452)
Change in statutory/foreign tax rates and foreign exchange rates	1,073	4,238	1,049
Change in valuation allowance	26,741	1,041	1,571
Stock-based compensation expense	1,287	1,973	1,633
Adjustment to prior years	(738)	(2,179)	(1,581)
Total	$ 10,920	$ 916	$ 3,199